PROPERTIES AND ACCUMULATED DEPRECIATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Properties and equipment at cost	$ 8,383	$ 7,908
Less: Accumulated depreciation	5,276	5,063
Net properties	3,107	2,845
Property, Plant, and Equipment, Additional Disclosures [Abstract]
Cumulative construction-period interest	148	177
Accumulated depreciation	84	106
Interest capitalized	9	3	14
Depreciation expense related to continuing operations	261	238	227
Land [Member]
Property, Plant and Equipment [Line Items]
Properties and equipment at cost	113	77
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Properties and equipment at cost	772	743
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Properties and equipment at cost	7,176	6,851
Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Properties and equipment at cost	$ 322	$ 237